Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents at December 31, 2020 included $709 million of cash (December 31, 2019 – $327 million) and $26 million of short-term investments with original maturities less than three months at the time of purchase (December 31, 2019 – $1,448 million).